LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2023		Lease-related assets as of December 31, 2022
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$340,458	$—	$293,658	$—
Finance leases	—	31,618	—	29,177
	$340,458	$31,618	$293,658	$29,177

	Lease-related liabilities as of December 31, 2023
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$63,653	$287,991	$—	$—
Finance leases	—	—	7,573	25,611
	$63,653	$287,991	$7,573	$25,611

	Lease-related liabilities as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$57,372	$246,723	$—	$—
Finance leases	—	—	6,609	23,276
	$57,372	$246,723	$6,609	$23,276
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2023 and December 31, 2022 was as follows:

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years):
Operating leases	8.0	8.2
Finance leases	5.9	5.9

	December 31, 2023	December 31, 2022
Weighted-average discount rate (%):
Operating leases	5.2%	4.5%
Finance leases	4.2%	3.7%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$6,852	$9,740	$6,610
Interest on lease liabilities	1,188	1,223	968
Operating lease costs	61,872	65,487	42,506
Short-term lease costs	21,420	14,219	6,786
Variable lease costs	12,320	17,631	6,938
Sublease income	(346)	(684)	(311)
Total lease costs	$103,306	$107,616	$63,497
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$1,188	$1,223	$968
Operating cash flows from operating leases	63,844	66,684	33,322
Financing cash flows from finance leases	7,393	8,183	6,332

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$9,045	$776	$5,452
Right-of-use assets obtained in exchange for operating lease liabilities	86,907	91,063	21,711
The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2023:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2024	$7,934	$75,893
2025	9,740	69,661
2026	4,138	59,316
2027	4,108	53,167
2028	4,196	36,771
Thereafter	7,202	133,325
Total lease payments	37,318	428,133
Less: present value discount	(4,134)	(76,483)
	$33,184	$351,650
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2023		Lease-related Liabilities with Related Parties as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$4,179	$18,136	$3,787	$22,194
Finance leases	895	—	1,053	895
	$5,074	$18,136	$4,840	$23,089
See Note 20 “Related Party Transactions” for revenues and expenses related to leases with related parties.
Lessor Accounting
The company leases various types of owned properties to external parties, mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Rental income:	(U.S. Dollars in thousands)
Other income, net	$8,633	$11,005	$4,979

LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2023		Lease-related assets as of December 31, 2022
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$340,458	$—	$293,658	$—
Finance leases	—	31,618	—	29,177
	$340,458	$31,618	$293,658	$29,177

	Lease-related liabilities as of December 31, 2023
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$63,653	$287,991	$—	$—
Finance leases	—	—	7,573	25,611
	$63,653	$287,991	$7,573	$25,611

	Lease-related liabilities as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$57,372	$246,723	$—	$—
Finance leases	—	—	6,609	23,276
	$57,372	$246,723	$6,609	$23,276
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2023 and December 31, 2022 was as follows:

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years):
Operating leases	8.0	8.2
Finance leases	5.9	5.9

	December 31, 2023	December 31, 2022
Weighted-average discount rate (%):
Operating leases	5.2%	4.5%
Finance leases	4.2%	3.7%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$6,852	$9,740	$6,610
Interest on lease liabilities	1,188	1,223	968
Operating lease costs	61,872	65,487	42,506
Short-term lease costs	21,420	14,219	6,786
Variable lease costs	12,320	17,631	6,938
Sublease income	(346)	(684)	(311)
Total lease costs	$103,306	$107,616	$63,497
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$1,188	$1,223	$968
Operating cash flows from operating leases	63,844	66,684	33,322
Financing cash flows from finance leases	7,393	8,183	6,332

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$9,045	$776	$5,452
Right-of-use assets obtained in exchange for operating lease liabilities	86,907	91,063	21,711
The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2023:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2024	$7,934	$75,893
2025	9,740	69,661
2026	4,138	59,316
2027	4,108	53,167
2028	4,196	36,771
Thereafter	7,202	133,325
Total lease payments	37,318	428,133
Less: present value discount	(4,134)	(76,483)
	$33,184	$351,650
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2023		Lease-related Liabilities with Related Parties as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$4,179	$18,136	$3,787	$22,194
Finance leases	895	—	1,053	895
	$5,074	$18,136	$4,840	$23,089
See Note 20 “Related Party Transactions” for revenues and expenses related to leases with related parties.
Lessor Accounting
The company leases various types of owned properties to external parties, mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Rental income:	(U.S. Dollars in thousands)
Other income, net	$8,633	$11,005	$4,979

LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2023		Lease-related assets as of December 31, 2022
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$340,458	$—	$293,658	$—
Finance leases	—	31,618	—	29,177
	$340,458	$31,618	$293,658	$29,177

	Lease-related liabilities as of December 31, 2023
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$63,653	$287,991	$—	$—
Finance leases	—	—	7,573	25,611
	$63,653	$287,991	$7,573	$25,611

	Lease-related liabilities as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$57,372	$246,723	$—	$—
Finance leases	—	—	6,609	23,276
	$57,372	$246,723	$6,609	$23,276
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2023 and December 31, 2022 was as follows:

	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (in years):
Operating leases	8.0	8.2
Finance leases	5.9	5.9

	December 31, 2023	December 31, 2022
Weighted-average discount rate (%):
Operating leases	5.2%	4.5%
Finance leases	4.2%	3.7%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$6,852	$9,740	$6,610
Interest on lease liabilities	1,188	1,223	968
Operating lease costs	61,872	65,487	42,506
Short-term lease costs	21,420	14,219	6,786
Variable lease costs	12,320	17,631	6,938
Sublease income	(346)	(684)	(311)
Total lease costs	$103,306	$107,616	$63,497
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$1,188	$1,223	$968
Operating cash flows from operating leases	63,844	66,684	33,322
Financing cash flows from finance leases	7,393	8,183	6,332

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$9,045	$776	$5,452
Right-of-use assets obtained in exchange for operating lease liabilities	86,907	91,063	21,711
The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2023:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2024	$7,934	$75,893
2025	9,740	69,661
2026	4,138	59,316
2027	4,108	53,167
2028	4,196	36,771
Thereafter	7,202	133,325
Total lease payments	37,318	428,133
Less: present value discount	(4,134)	(76,483)
	$33,184	$351,650
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2023		Lease-related Liabilities with Related Parties as of December 31, 2022
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$4,179	$18,136	$3,787	$22,194
Finance leases	895	—	1,053	895
	$5,074	$18,136	$4,840	$23,089
See Note 20 “Related Party Transactions” for revenues and expenses related to leases with related parties.
Lessor Accounting
The company leases various types of owned properties to external parties, mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Rental income:	(U.S. Dollars in thousands)
Other income, net	$8,633	$11,005	$4,979